Related party transactions - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Key management personnel compensation, directors fees	$ 0.1	$ 0.1	$ 0.2	$ 0.2
Services received, related party transactions	$ 0.1	$ 0.1	$ 0.1	$ 0.2